Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Parties Balances and Transactions [Abstrract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 7:-	RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

The following related party payables are included in accounts payable and accrued expenses.

	As of December 31,
	2023	2022
Payables to related party - Officers (*)	38	3
	38	3

(*)	Relates to Chief Executive Officer’s and Chief Financial Officer’s services

B.	Transactions

	Year ended December 31,
	2023	2022
Consulting services (*)	244	113
CFO fee (**)	144	72
CTO fee	-	105
Directors’ fee	-	17
Shares based compensation (***)	-	2,090
	388	2,397

(*)	Including salary expenses to Company’s CEO and the Company’s CFO. For further details on the consulting agreement with the Company’s CEO, refer to Note 6d.
(**)	Including legal services provided to the Company’s subsidiary by Company’s CFO with respect to an agreement between the Company and its CFO.
(***)	Including share-based compensation expenses of $250 to the Company’s CEO, $1,000 to the Company’sCFO, $500 to the Company’s Chief Technology Officer and Director, $50 to Company’s current director and $290 to Company’s former director, refer to Notes 5d and 6k.